Common Stock Warrants (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended					12 Months Ended
	Mar. 30, 2022	Jan. 01, 2022	Dec. 01, 2021	Oct. 31, 2021	Oct. 20, 2021	Oct. 12, 2021	Mar. 24, 2021	Mar. 01, 2021	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2022	Mar. 29, 2022	Aug. 21, 2020
Warrant to purchase shares of common stock	600,000	250,000		2,933,340						21,948,266	21,948,266	166,660		2,933,340	21,948,266
Warrant exercise price		$ 2.75		$ 1.50										$ 1.50
Warrants term		5 years		5 years										5 years
Proceeds from warrant exercises	$ 900,000											$ 83,330	$ 900,000		$ 983,330
Shares granted																7,300,000
Share based compensation unvested option shares									$ 8,925,000							$ 8,925,000
Remaining Exercise Price (in years)		5 years	5 years											5 years
Warrants to purchase shares		250,000
Shares issued, price per share		$ 2.75							$ 0.50							$ 0.50
Forfeited or cancelled outstanding warrants																50,000
Share based compensation vesting period										1 year 9 months 18 days					2 years 1 month 6 days
Warrant to purchase				2,933,340					350,000					2,933,340		350,000
Class of warrant description														If at any time after the 6-month anniversary of the closing date there is no effective registration statement, or no current prospectus available for the resale of the warrant shares, then the warrants may be exercised, in whole or in part, on a cashless basis at any time until they expire. Shares of common stock issuable upon exercise of warrants are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company.
Directors and Employees [Member]
Warrant exercise price																			$ 0.25
Shares granted			7,000,000													7,300,000
Fair value option of vesting period											$ 1,608,000				$ 1,608,000
Fair value option vesting period																$ 9,726,950
Warrants Holders [Member]
Forfeited or cancelled outstanding warrants											1,120,000	1,210,000
Directors [Member]
Warrant to purchase shares of common stock				750,000										750,000
Warrant exercise price				$ 1.50	$ 1.50	$ 1.50								$ 1.50
Shares granted					400,000	60,000
Remaining Exercise Price (in years)				3 years	3 years	3 years
Number of percentage execution				40% upon execution of the Services Agreement; 20% on April 1, 2022; 20% on August 1, 2022; and 20% on December 1, 2022.	20% upon execution of the Services Agreement; 20% on January 20, 2022; 20% on April 20, 2022; 20% on July 20, 2022; and 20% on October 20, 2022.
Warrant [Member]
Warrant to purchase shares of common stock		250,000						100,000	1,750,936		14,285,714				14,285,714	1,750,936
Warrant exercise price		$ 2.50						$ 0.50	$ 2.75		$ 0.175				$ 0.175	$ 2.75
Warrants term		5 years
Weighted average remaining contractual term										2 years 3 months 18 days
Fair value of common stock intrinsic value										$ 0	$ 0				$ 0
Share based compensation unvested option shares											$ 0				$ 0
Remaining Exercise Price (in years)		5 years						5 years	5 years						1 year 10 months 24 days
Share based compensation vesting period								2 years
Warrant to purchase									1,750,936							1,750,936
Class of warrant description																If at any time after the 6-month anniversary of the closing date there is no effective registration statement, or no current prospectus available for the resale of the warrant shares, then the warrants may be exercised, in whole or in part, on a cashless basis at any time until they expire. The warrants are callable by the Company if the VWAP as calculated over 20 consecutive trading days exceeds 200% of the then exercise price, and the average daily dollar volume for such measurement period exceeds 100,000 shares per trading day. Shares of common stock issuable upon exercise of warrants are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company.
Weighted average remaining contractual term															2 years 6 months 21 days
Warrant [Member] | Consultants [Member]
Shares granted															900,000
Warrant [Member] | Directors and Employees [Member]
Warrant to purchase shares of common stock											600,000				600,000
Fair value option vesting period															$ 2,080,501
16 Warrant [Member]
Warrant exercise price																		$ 1.50
16 Warrant [Member] | 16 Warrant Holders [Member]
Warrant exercise price																		1.50
Common Stock [Member]
Warrant to purchase shares of common stock							300,000
Warrant exercise price							$ 1.00											1.50
Remaining Exercise Price (in years)							5 years
Common Stock [Member] | Directors and Employees [Member]
Fair value option of vesting period									$ 17,850,000							$ 17,850,000
Two Warrant [Member]
Warrant to purchase shares of common stock								100,000
Warrant exercise price								$ 1.00
Remaining Exercise Price (in years)								5 years
Share based compensation vesting period								2 years
Series C Preferred Stock [Member]
Warrant to purchase shares of common stock		400,000							1,750,936							1,750,936
Warrant exercise price		$ 1.50							$ 2.50			$ 0.50				$ 2.50		$ 1.50
Warrants term		5 years
Remaining Exercise Price (in years)		5 years							5 years
Series B And Series C Preferred Stock holders [Member] | Support Aggreement [Member]
Warrant exercise price																	$ 0.50
Series B Preferred Stock [Member]
Warrant to purchase shares of common stock							180,000
Warrant exercise price							$ 1.5278		$ 1,000			$ 0.50				$ 1,000
Remaining Exercise Price (in years)							5 years
Forfeited or cancelled outstanding warrants										5,000
Warrant to purchase									5,000							5,000